Net income (loss) per share (Schedule of Basic and Diluted Net Income (Loss) Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (222,776)	$ (31,377)	¥ (610,374)	¥ (205,963)
Net (income) loss attributable to non-controlling interests	(9,677)	(1,363)	843	(1,505)
Net income attributable to redeemable non-controlling interests	(45,969)	$ (6,475)	(43,759)	(12,362)
Net loss attributable to ordinary shareholders of Baozun Inc. | ¥	¥ (278,422)		¥ (653,290)	¥ (219,830)
Net loss per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ (1.56)	$ (0.22)	¥ (3.56)	¥ (1.02)
Diluted | (per share)	(1.56)	(0.22)	(3.56)	(1.02)
Net loss per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	(4.68)	(0.66)	(10.69)	(3.05)
Diluted | (per share)	¥ (4.68)	$ (0.66)	¥ (10.69)	¥ (3.05)
Weighted average number of ordinary shares
Basic	178,549,849	178,549,849	183,274,855	216,370,290
Diluted	178,549,849	178,549,849	183,274,855	216,370,290